Balances and Transactions with Related Parties and Affiliated Companies - Schedule of Balances and Transactions with Related Parties and Affiliated Companies (Detail) - MXN ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets (current included in accounts receivable)
Current and non-current receivables	$ 2,254	$ 1,358
Liabilities (current included in suppliers and other liabilities and loans)
Other payables	535	400
Total	1,806	1,838
FEMSA and Subsidiaries
Assets (current included in accounts receivable)
Due from related party	1,035	867
Liabilities (current included in suppliers and other liabilities and loans)
Due to related party	436	654
The Coca-Cola Company
Assets (current included in accounts receivable)
Due from related party	1,219	491
Liabilities (current included in suppliers and other liabilities and loans)
Due to related party	$ 835	$ 784